Information Regarding Contractually Payments Receivable, Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Certain Loans Acquired in Transfer Accounted for as Debt Securities, Acquired [Line Items]
Contractually required payments	$ 40,076
Cash flows expected to be collected	50,168
Fair value of loans acquired	38,393
Mortgage-Residential
Certain Loans Acquired in Transfer Accounted for as Debt Securities, Acquired [Line Items]
Contractually required payments	7,933
Cash flows expected to be collected	9,697
Fair value of loans acquired	7,048
Commercial financial and agricultural
Certain Loans Acquired in Transfer Accounted for as Debt Securities, Acquired [Line Items]
Contractually required payments	1,519
Cash flows expected to be collected	1,570
Fair value of loans acquired	1,513
Mortgage-Commercial
Certain Loans Acquired in Transfer Accounted for as Debt Securities, Acquired [Line Items]
Contractually required payments	29,648
Cash flows expected to be collected	37,869
Fair value of loans acquired	28,875
Commercial and other
Certain Loans Acquired in Transfer Accounted for as Debt Securities, Acquired [Line Items]
Contractually required payments	976
Cash flows expected to be collected	1,032
Fair value of loans acquired	$ 957